RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Transactions

EGH and its subsidiaries (collectively, the “Group”), who collectively own approximately 53.9% of the voting interest in TKO as of December 31, 2024, provide various services to the Company and, upon consummation of the Transactions, such services are provided pursuant to the Services Agreement. Revenue and expenses associated with such services are as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Revenue from the Group	$1,814	$4,215	$1,847
Direct operating costs from the Group (1)	18,652	16,667	12,943
Selling, general and administrative expenses from the Group (2)	19,992	23,353	25,310
Interest income (expense) from the Group, net (3)	15,600	11,612	7,395
Net expense resulting from Group transactions included within net income (loss)	$(52,430)	$(47,417)	$(43,801)

(1) These expenses primarily consist of production and consulting services as well as commissions paid to the Group.

(2) These expenses primarily consist of service fees paid to the Group. The Company believes that these service fees are a reasonable allocation of costs related to representation, executive leadership, back-office and corporate functions and other services provided by the Group.

(3) These expenses consist of interest on loans to the Company from the Group.

Outstanding amounts due to and from the Group were as follows (in thousands):

		As of December 31,
	Classification	2024	2023
Amounts due from the Group	Other current assets	$30,450	$10,423
Amounts due to the Group	Other current liabilities	$(12,077)	$(4,881)
Amounts due to the Group	Other long-term liabilities	$—	$(6,423)

Schedule of Allocations of General and Corporate Expenses

The allocations of General Corporate Expenses are reflected in the combined statements of operations as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Selling, general and administrative expenses	$114,183	$98,526	$93,733
Other income (expense), net	(16)	(93)	789
Total General corporate expenses	$114,167	$98,433	$94,522

Summary of components of the net transfers to parent in net parent investment

The following table summarizes the components of the net transfers from parent in nonredeemable non-controlling interests for the year ended December 31, 2024:

For the Year Ended December 31, 2024
Cash pooling and general financing activities (1)	$(31,319)
Corporate allocations	114,167
Contributions	6,926
Net transfers from parent per the Combined Statements of Equity	$89,774
Equity based compensation expense	(15,756)
Currency translation adjustments on intracompany transactions	3,172
Taxes deemed settled with Parent	7,105
Net loss on foreign currency transactions	(4,719)
Distributions	(67,256)
Net transfers from parent per the Combined Statements of Cash Flows	$12,320
(1)
The nature of activities includes financing activities for capital transfers, cash sweeps, and other treasury services. As part of this activity, certain cash balances are swept to Endeavor Group Holdings, Inc. on a daily basis under the Endeavor Group Holdings, Inc. Treasury function and the Acquired Businesses receive capital from Endeavor Group Holdings, Inc. for its cash needs.

The following table summarizes the components of the net transfers to parent prior to reorganization and acquisition and net transfers from parent subsequent to reorganization and acquisition in nonredeemable non-controlling interests for the year ended December 31, 2023:

For the Year Ended December 31, 2023
Cash pooling and general financing activities (1)	$50,551
Corporate allocations	28,568
Distributions	(259,898)
Contributions	15,243
Net transfers to parent per the Combined Statements of Equity prior to reorganization and acquisition	$(165,536)

Cash pooling and general financing activities (1)	$100,005
Corporate allocations	63,568
Contributions	3,395
Net transfers from parent per the Combined Statements of Equity subsequent to reorganization and acquisition	$166,968
Equity based compensation expense	(26,041)
Currency translation adjustments on intracompany transactions	(3,323)
Taxes deemed settled with Parent	8,691
Net loss on foreign currency transactions	12,636
Distributions subsequent to reorganization	(36,689)
Net transfers to parent per the Combined Statements of Cash Flows	$(43,294)
(1)
The nature of activities includes financing activities for capital transfers, cash sweeps, and other treasury services. As part of this activity, certain cash balances are swept to Endeavor Group Holdings, Inc. on a daily basis under the Endeavor Group Holdings, Inc. Treasury function and the Acquired Businesses receive capital from Endeavor Group Holdings, Inc. for its cash needs.

The following table summarizes the components of the net transfers to parent in net parent investment for the year ended December 31, 2022:

For the Year Ended December 31, 2022
Cash pooling and general financing activities (1)	$95,281
Corporate allocations	86,373
Distributions	(1,095,904)
Contributions	23,744
Net transfers to parent per the Combined Statements of Equity	$(890,506)
Equity based compensation expense	(31,598)
Currency translation adjustments on intracompany transactions	(16,014)
Taxes deemed settled with Parent	(11,474)
Net gain on foreign currency transactions	(12,989)
Net transfers to parent per the Combined Statements of Cash Flows	$(962,581)
(1)
The nature of activities includes financing activities for capital transfers, cash sweeps, and other treasury services. As part of this activity, certain cash balances are swept to Endeavor Group Holdings, Inc. on a daily basis under the Endeavor Group Holdings, Inc. Treasury function and the Acquired Businesses receive capital from Endeavor Group Holdings, Inc. for its cash needs.